Property and Equipment - Reconciliation of Property and Equipment Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 200,446	$ 200,446
Increase in right-of-use assets		1,699	$ 145
Impairment loss	40,036
Currency translation adjustments		766	2,073
Balance at end of period		142,976	200,446
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	731,819	731,819	696,016
Increase in right-of-use assets		1,699	3,502
Additions		7,161	31,555
Change in estimate for asset retirement obligations		(624)	746
Balance at end of period		740,055	731,819
Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(533,379)	(533,379)	(496,304)
Depletion, depreciation and amortization for the year		26,649	37,075
Impairment loss		40,036
Balance at end of period		(600,064)	(533,379)
Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,006	2,006	(1,370)
Currency translation adjustments		979	3,376
Balance at end of period		2,985	2,006
PNG Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	196,150	196,150
Increase in right-of-use assets		1,650
Balance at end of period		140,059	196,150
PNG Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	712,552	712,552	679,905
Increase in right-of-use assets		1,650	1,275
Additions		6,726	30,626
Change in estimate for asset retirement obligations		(624)	746
Balance at end of period		720,304	712,552
PNG Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(518,408)	(518,408)	(483,272)
Depletion, depreciation and amortization for the year		24,786	35,136
Impairment loss		40,036
Balance at end of period		(583,230)	(518,408)
PNG Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,006	2,006	(1,370)
Currency translation adjustments		979	3,376
Balance at end of period		2,985	2,006
Other Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,296	4,296
Increase in right-of-use assets		49	145
Balance at end of period		2,917	4,296
Other Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	19,267	19,267	16,111
Increase in right-of-use assets		49	2,227
Additions		435	929
Change in estimate for asset retirement obligations		0	0
Balance at end of period		19,751	19,267
Other Assets [member] | Accumulated depreciation, depletion, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(14,971)	(14,971)	(13,032)
Depletion, depreciation and amortization for the year		1,863	1,939
Impairment loss		0
Balance at end of period		(16,834)	(14,971)
Other Assets [member] | Currency translation adjustments [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 0	0	0
Currency translation adjustments		0	0
Balance at end of period		$ 0	$ 0